Business Combinations (Details) £ / shares in Units, £ in Millions		1 Months Ended		12 Months Ended
	Jan. 01, 2022 GBP (£)	Jan. 31, 2022 GBP (£) £ / shares	Jun. 30, 2020 GBP (£)	Dec. 31, 2016
Disclosure Of Business Combinations Text Block [Abstract]
Acquired share capital, Percentage		100.00%
Total consideration		£ 59.9
Cash paid		27.7
Deferred consideration,		3.0
Debt assumed and discharged		6.2
Issue of class A common shares		23.1
Cash		3.7
Total consideration net of cash acquired		56.2
Square meter				40,000
Carrying amount of trade and other receivables		£ 6.4
Fair value of the Class A shares (in Pounds per share) | £ / shares		£ 3.52
Revenue			£ 3.0
Loss before tax			£ 8.5
Revenue from continuing operations	£ 3.6
Loss from continuing operations	10.3
Administrative expenses	£ 1.0